Shareholder's Equity (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands				12 Months Ended
		Apr. 21, 2022 $ / shares shares	Feb. 02, 2021 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 ¥ / shares	Dec. 14, 2022 USD ($) shares	Dec. 12, 2022 USD ($) shares	Dec. 06, 2022 USD ($) shares	Nov. 11, 2022 USD ($) shares	Nov. 10, 2022 USD ($) shares	Nov. 07, 2022 USD ($) shares	Oct. 21, 2022 USD ($) shares	Aug. 23, 2022 shares	May 08, 2021 shares	Feb. 02, 2021 $ / shares shares	Dec. 31, 2020 ¥ / shares	Dec. 31, 2019 ¥ / shares
Shareholder's Equity (Details) [Line Items]
Ordinary shares issued and outstanding		194,843
Ordinary shares incentive plan		359,433
Conversion of ordinary shares		1,221
Share incentive plan		301,534
Ordinary share conversion		24,995
Underwritten public offering shares			246,914
Net proceeds (in Yuan Renminbi) | ¥			¥ 111,559
Other offering expenses (in Yuan Renminbi) | ¥			¥ 18,244
Company issued earn-out shares				6,565,650										100,000
Warrants outstanding				10,352,236
Aggregate shares (in Dollars) | $				$ 400,782
Warrants issued			283,951
Exercisable ordinary share (in Dollars per share) | $ / shares		$ 230
Warrants expire term				5 years
Warrant price per share (in Dollars per share) | $ / shares				$ 0.2
Last sale price (in Dollars per share) | $ / shares		330		$ 16.5
Warrants purchase price			246,914
Exercisable price (in Dollars per share) | ¥ / shares	[1]				¥ 81.59											¥ 689.4	¥ 830.2
Warrants shares															740,740
Offering price per share (in Dollars per share) | $ / shares		$ 0.0001
New warrants share
Purchase of shares				1,650
Common Stock [Member]
Shareholder's Equity (Details) [Line Items]
Ordinary share authorized		25,000,000
Ordinary share par value (in Dollars per share) | $ / shares		$ 0.002
Warrant [Member]
Shareholder's Equity (Details) [Line Items]
Exercisable price (in Dollars per share) | $ / shares															$ 81
Offering price per share (in Dollars per share) | $ / shares															$ 0.2
Purchase of shares				15,000
Private Warrants [Member]
Shareholder's Equity (Details) [Line Items]
Warrants outstanding				4,673,225
Warrant [Member]
Shareholder's Equity (Details) [Line Items]
Purchase shares				116,831
Public Offering [Member]
Shareholder's Equity (Details) [Line Items]
Warrants issued				5,679,011
Exercisable price (in Dollars per share) | $ / shares				$ 230
Class A Ordinary Shares [Member]
Shareholder's Equity (Details) [Line Items]
Ordinary share authorized		20,000,000
Ordinary share par value (in Dollars per share) | $ / shares		$ 0.002
Ordinary shares															246,914
Class A Ordinary Shares [Member] | Common Stock [Member]
Shareholder's Equity (Details) [Line Items]
Company issued earn-out shares													500,000
Class B Ordinary Shares [Member]
Shareholder's Equity (Details) [Line Items]
Ordinary share authorized		5,000,000
Ordinary share par value (in Dollars per share) | $ / shares		$ 0.002
Class A Ordinary Shares One [Member]
Shareholder's Equity (Details) [Line Items]
Company issued earn-out shares												86,446
Accrued interest (in Dollars) | $												$ 245,000
Class A Ordinary Shares Two [Member]
Shareholder's Equity (Details) [Line Items]
Company issued earn-out shares											27,420
Accrued interest (in Dollars) | $											$ 600
Principal amount (in Dollars) | $											$ 50,000
Class A Ordinary Shares Three [Member]
Shareholder's Equity (Details) [Line Items]
Company issued earn-out shares										27,457
Accrued interest (in Dollars) | $										$ 700
Principal amount (in Dollars) | $										$ 50,000
Class A Ordinary Shares Four [Member]
Shareholder's Equity (Details) [Line Items]
Company issued earn-out shares									27,471
Accrued interest (in Dollars) | $									$ 700
Principal amount (in Dollars) | $									$ 50,000
Class A Ordinary Shares Five [Member]
Shareholder's Equity (Details) [Line Items]
Company issued earn-out shares								27,609
Accrued interest (in Dollars) | $								$ 1,000
Principal amount (in Dollars) | $								$ 50,000
Class A Ordinary Shares Six [Member]
Shareholder's Equity (Details) [Line Items]
Company issued earn-out shares							27,645
Accrued interest (in Dollars) | $							$ 1,100
Principal amount (in Dollars) | $							$ 50,000
Class A Ordinary Shares Seven [Member]
Shareholder's Equity (Details) [Line Items]
Company issued earn-out shares						27,703
Accrued interest (in Dollars) | $						$ 1,200
Principal amount (in Dollars) | $						$ 50,000

[1]	The fair value of underlying ordinary shares is presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022, to effect a share consolidation of 20 ordinary shares with par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.002 each of the Company.